Stock Options and Stock Appreciation Rights - Options (Details) - USD ($)		12 Months Ended
	Apr. 18, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 05, 2012
Employee Stock Options
Stock option details
Shares available for future grants					800,000
Maximum exercisable period for granted share-based compensation		10 years
Black-Scholes-Merton option valuation model assumptions
Expected Life (Years)		7 years	7 years
Dividend yield (as a percent)		3.08%	3.18%
Interest rate (as a percent)		1.94%	1.02%
Volatility (as a percent)		37.78%	37.84%
Number of options granted (in shares)		31,150
Stock option activity
Options outstanding at the beginning of the period (in shares)		520,551
Plus: Options granted (in shares)		31,150
Less:
Exercise of stock options (in shares)		69,479
Options forfeited (in shares)		20,400
Options outstanding at the end of the period (in shares)		461,822	520,551
Options fully vested and exercisable at the end of the period (in shares)		258,215
Stock Options, Weighted average exercise price
Options outstanding at the beginning, weighted average exercise price (in dollars per share)		$ 28.28
Plus: Options granted, weighted average exercise price (in dollars per share)		38.92
Less:
Options exercised, weighted average exercise price (in dollars per share)		22.14
Options forfeited, weighted average exercise price (in dollars per share)		33.99
Options outstanding at the end, weighted average exercise price (in dollars per share)		29.67	$ 28.28
Options fully vested and exercisable at the end, weighted average exercise price (in dollars per share)		$ 25.26
Stock Options, Weighted average remaining contractual term (years)
Options outstanding at the end, weighted average remaining contractual term (years)		4 years 25 days
Options fully vested and exercisable at the end, weighted average remaining contractual term (years)		2 years 3 months 3 days
Stock Options, Aggregate intrinsic value
Options outstanding at the end, aggregate intrinsic value		$ 7,430,000
Options fully vested and exercisable at the end, aggregate intrinsic value		5,293,000
Stock-based compensation expense		449,000	$ 506,000	$ 743,000
Stock-based compensation cost, unrecognized, related to non-vested options		$ 762,000
Stock-based compensation cost, unrecognized, related to non-vested options, weighted-average period of recognition		1 year 8 months 12 days
Other information pertaining to option activity
Weighted average grant date fair value of stock options granted (in dollars per share)		$ 11.24	$ 10.20	$ 2.46
Total fair value of stock options vested		$ 514,000	$ 1,308,000	$ 1,218,000
Total intrinsic value of stock options exercised		$ 1,670,000	$ 2,536,000	$ 356,000
Stock Appreciation Rights
Stock option details
Shares available for future grants	750,000
Maximum exercisable period for granted share-based compensation	10 years
Number of rights issued		502,250
Base value of units issued (per unit)		$ 39.95
Vesting period	8 years
Stock Options, Aggregate intrinsic value
Stock-based compensation expense		$ 546,000
Incentive Stock Options to 10 Percent Shareholders
Stock option details
Maximum exercisable period for granted share-based compensation		5 years